UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5567
Colonial Intermediate High Income Fund
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	02/28/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2005 (Unaudited)	Colonial Intermediate High Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 122.3%
BASIC MATERIALS – 11.2%
Chemicals – 5.5%
Agricultural Chemicals – 1.8%
IMC Global, Inc.	10.875% 08/01/13	310,000	378,975
Terra Capital, Inc.	12.875% 10/15/08	475,000	581,875
UAP Holding Corp.	(a) 07/15/12
	(10.750% 01/15/08)(b)	295,000	240,425
United Agri Products	9.000% 12/15/11(b)	266,000	289,940
			1,491,215
Chemicals-Diversified – 2.9%
BCP Caylux Holdings Luxembourg SCA	9.625% 06/15/14(b)	230,000	265,363
EquiStar Chemicals LP	10.625% 05/01/11	575,000	665,562
Huntsman ICI Holdings LLC
	(c) 12/31/09	981,000	559,170
	7.375% 01/01/15(b)	180,000	190,800
Innophos Investments Holdings, Inc.	10.771% 02/15/15(b)(d)	230,000	230,575
NOVA Chemicals Corp.	6.500% 01/15/12	170,000	180,200
Westlake Chemical Corp.	8.750% 07/15/11	257,000	286,555
			2,378,225
Chemicals-Specialty – 0.8%
Crompton Corp.	8.710% 08/01/10(d)	185,000	200,725
Rhodia SA	8.875% 06/01/11	435,000	450,225
			650,950
		Chemicals Total	4,520,390
Forest Products & Paper – 3.2%
Forestry – 0.7%
Millar Western Forest Products Ltd.	7.750% 11/15/13	225,000	236,250
Tembec Industries, Inc.	8.500% 02/01/11	320,000	319,200
			555,450
Paper & Related Products – 2.5%
Boise Cascade LLC
	5.535% 10/15/12(b)(d)	175,000	181,125
	7.125% 10/15/14(b)	190,000	202,350
Buckeye Technologies, Inc.
	8.500% 10/01/13	60,000	65,100
	9.250% 09/15/08	235,000	234,119
Caraustar Industries, Inc.	9.875% 04/01/11	355,000	388,725
Georgia-Pacific Corp.	8.000% 01/15/24	200,000	240,250
Neenah Paper, Inc.	7.375% 11/15/14(b)	130,000	131,300
Newark Group, Inc.	9.750% 03/15/14	270,000	282,150
Norske Skog Canada Ltd.

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	7.375% 03/01/14	105,000	110,775
	8.625% 06/15/11	190,000	204,250
			2,040,144
		Forest Products & Paper Total	2,595,594
Iron/Steel – 1.3%
Metal-Iron – 0.5%
Wise Metals Group LLC	10.250% 05/15/12	415,000	426,413
			426,413
Steel-Producers – 0.5%
Bayou Steel Corp.	9.000% 03/31/11	250,000	251,250
Steel Dynamics, Inc.	9.500% 03/15/09	160,000	174,600
			425,850
Steel-Specialty – 0.3%
UCAR Finance, Inc.	10.250% 02/15/12	205,000	228,575
			228,575
		Iron/Steel Total	1,080,838
Metals & Mining – 1.2%
Metal-Aluminum – 0.5%
Kaiser Aluminum & Chemical Corp.	10.875% 10/15/06(e)	505,000	436,825
			436,825
Metal-Diversified – 0.5%
Earle M. Jorgensen Co.	9.750% 06/01/12	380,000	425,600
			425,600
Mining Services – 0.2%
HudBay Mining and Smelting Co., Ltd.	9.625% 01/15/12(b)	165,000	173,250
			173,250
		Metals & Mining Total	1,035,675
		BASIC MATERIALS TOTAL	9,232,497
COMMUNICATIONS – 26.0%
Media – 11.6%
Broadcast Services/Programs – 0.6%
Fisher Communications, Inc.	8.625% 09/15/14(b)	190,000	207,575

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Broadcast Services/Programs – (continued)
XM Satellite Radio, Inc.	8.243% 05/01/09(d)	250,000	255,625
			463,200
Cable TV – 5.6%
Atlantic Broadband Finance LLC	9.375% 01/15/14(b)	390,000	379,275
Cablevision Systems Corp.	6.669% 04/01/09(b)(d)	290,000	323,350
Charter Communications Holdings LLC
	9.920% 04/01/11	1,465,000	1,197,637
	10.250% 09/15/10	190,000	200,688
CSC Holdings, Inc.
	6.750% 04/15/12(b)	365,000	395,112
	7.625% 04/01/11	20,000	22,400
DirecTV Holdings LLC	8.375% 03/15/13	180,000	203,175
EchoStar DBS Corp.	6.375% 10/01/11	400,000	411,000
Insight Communications Co., Inc.	(a) 02/15/11
	(12.250% 02/15/06)	185,000	185,000
Insight Midwest LP	9.750% 10/01/09	195,000	204,994
Northland Cable Television, Inc.	10.250% 11/15/07	495,000	490,050
Pegasus Satellite Communications, Inc.	11.250% 01/15/10(b)(e)	435,000	265,350
Telenet Group Holding NV	(a) 06/15/14
	(11.500% 12/15/08)(b)	400,000	306,000
			4,584,031
Multimedia – 1.9%
Advanstar Communications, Inc.
	(a) 10/15/11
	(15.000% 10/15/05)	310,000	281,325
	12.000% 02/15/11	345,000	373,462
Haights Cross Communications, Inc.	(a) 08/15/11
	(12.500% 02/15/09)	315,000	211,050
Haights Cross Operating Co.
	11.750% 08/15/11	195,000	220,350
	11.750% 08/15/11(b)	135,000	152,550
Quebecor Media, Inc.	11.125% 07/15/11	290,000	329,513
			1,568,250
Publishing-Newspapers – 0.4%
Hollinger, Inc.
	11.875% 03/01/11(b)(f)	122,000	136,487

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Publishing-Newspapers – (continued)
	12.875% 03/01/11(b)	177,000	203,329
			339,816
Publishing-Periodicals – 1.8%
CBD Media Holdings LLC & Finance, Inc.	9.250% 07/15/12(b)	235,000	243,813
Dex Media East LLC	12.125% 11/15/12	367,000	442,235
Dex Media West LLC	9.875% 08/15/13	274,000	313,730
Dex Media, Inc.	(a) 11/15/13
	(9.000% 11/15/08)	250,000	196,875
WDAC Subsidiary Corp.	8.375% 12/01/14(b)	290,000	294,350
			1,491,003
Television – 1.3%
Granite Broadcasting Corp.	9.750% 12/01/10	510,000	489,600
Paxson Communications Corp.
	(a) 01/15/09
	(12.250% 01/15/06)	55,000	53,350
	10.750% 07/15/08	205,000	215,763
Sinclair Broadcast Group, Inc.	8.750% 12/15/11	250,000	270,000
			1,028,713
		Media Total	9,475,013
Telecommunication Services – 14.4%
Cellular Telecommunications – 5.7%
American Cellular Corp.	10.000% 08/01/11	325,000	316,875
Dobson Cellular Systems	8.375% 11/01/11(b)	95,000	101,888
Dobson Communications Corp.	8.875% 10/01/13	565,000	474,600
Horizon PCS, Inc.	11.375% 07/15/12(b)	230,000	263,350
iPCS Escrow Co.	11.500% 05/01/12	170,000	196,775
Nextel Communications, Inc.	7.375% 08/01/15	315,000	344,925
Nextel Partners, Inc.	8.125% 07/01/11	390,000	429,975
Rogers Cantel, Inc.	9.750% 06/01/16	465,000	574,275
Rogers Wireless, Inc.	8.000% 12/15/12	225,000	244,125
Rural Cellular Corp.	8.250% 03/15/12	220,000	234,300
UbiquiTel Operating Co.
	9.875% 03/01/11	250,000	283,125
	9.875% 03/01/11(b)	185,000	209,512
US Unwired, Inc.	10.000% 06/15/12	500,000	567,500

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunication – (continued)
Western Wireless Corp.	9.250% 07/15/13	400,000	465,000
			4,706,225
Satellite Telecommunications – 1.7%
Inmarsat Finance II PLC	(a) 11/15/12
	(10.375% 11/15/08)	425,000	321,406
Intelsat Bermuda Ltd.	8.250% 01/15/13(b)	455,000	475,475
New Skies Satellites NV	9.125% 11/01/12(b)	210,000	218,400
PanAmSat Corp.	9.000% 08/15/14	170,000	187,000
Zeus Special Subsidiary Ltd.	(a) 02/01/15
	(9.250% 02/01/10)(b)	330,000	219,450
			1,421,731
Telecommunication Equipment – 0.4%
Lucent Technologies, Inc.	6.450% 03/15/29	335,000	319,506
			319,506
Telecommunication Services – 1.5%
Axtel SA	11.000% 12/15/13	430,000	466,013
Time Warner Telecom, Inc.
	9.750% 07/15/08	320,000	326,400
	10.125% 02/01/11	425,000	431,375
			1,223,788
Telephone-Integrated – 4.2%
Cincinnati Bell, Inc.	8.375% 01/15/14	545,000	562,712
Qwest Capital Funding, Inc.
	7.250% 02/15/11	935,000	919,806
	7.750% 02/15/31	435,000	400,744
Qwest Services Corp.	14.000% 12/15/10(b)	1,125,000	1,338,750
US LEC Corp.	10.670% 10/01/09(d)	190,000	190,475
			3,412,487
Wireless Equipment – 0.9%
American Towers, Inc.	7.250% 12/01/11	230,000	244,950
SBA Telecommunications, Inc.	(a) 12/15/11
	(9.750% 12/15/07)	230,000	202,400

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Wireless Equipment – (continued)
SpectraSite, Inc.	8.250% 05/15/10	280,000	301,000
			748,350
		Telecommunication Services Total	11,832,087
		COMMUNICATIONS TOTAL	21,307,300
CONSUMER CYCLICAL – 29.1%
Airlines – 1.6%
Airlines – 1.6%
Continental Airlines, Inc.	7.568% 12/01/06	450,000	364,500
Delta Air Lines, Inc.	7.900% 12/15/09	205,000	97,375
Northwest Airlines, Inc.	9.875% 03/15/07	735,000	606,375
United Air Lines, Inc.	2.020% 03/02/04(d)(g)	310,399	274,703
			1,342,953
		Airlines Total	1,342,953
Apparel – 2.0%
Apparel Manufacturers – 2.0%
Broder Brothers Co.
	11.250% 10/15/10	225,000	243,562
	11.250% 10/15/10(b)	135,000	146,138
Levi Strauss & Co.	9.750% 01/15/15(b)	790,000	833,450
Phillips-Van Heusen Corp.
	7.250% 02/15/11	300,000	313,500
	8.125% 05/01/13	60,000	65,100
			1,601,750
		Apparel Total	1,601,750
Auto Manufacturers – 0.4%
Auto-Medium & Heavy Duty Trucks – 0.4%
Navistar International Corp.	7.500% 06/15/11	320,000	340,800
			340,800
		Auto Manufacturers Total	340,800
Auto Parts & Equipment – 2.3%
Auto/Truck Parts & Equipment-Original – 1.4%
Accuride Corp.	9.250% 02/01/08	155,000	157,131
Collins & Aikman Products Co.	12.875% 08/15/12(b)	50,000	34,000
Cooper-Standard Automotive, Inc.	8.375% 12/15/14(b)	375,000	354,375
Delco Remy International, Inc.	11.000% 05/01/09	215,000	226,825
Dura Operating Corp.	8.625% 04/15/12	345,000	347,587

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Auto Parts & Equipment – (continued)
Auto/Truck Parts & Equipment-Original – (continued)
			1,119,918
Auto/Truck Parts & Equipment-Replacement – 0.3%
Rexnord Corp.	10.125% 12/15/12	195,000	220,838
			220,838
Rubber-Tires – 0.6%
Goodyear Tire & Rubber Co.	7.857% 08/15/11	505,000	528,988
			528,988
		Auto Parts & Equipment Total	1,869,744
Distribution/Wholesale – 0.2%
Distribution/Wholesale – 0.2%
Buhrmann US, Inc.	7.875% 03/01/15(b)(h)	180,000	183,150
			183,150
		Distribution/Wholesale Total	183,150
Entertainment – 4.7%
Gambling (Non-Hotel) – 0.5%
Global Cash Access LLC	8.750% 03/15/12	390,000	427,050
			427,050
Music – 1.3%
Steinway Musical Instruments, Inc.	8.750% 04/15/11	265,000	285,537
Warner Music Group	7.375% 04/15/14(b)	380,000	402,800
WMG Holdings Corp.	9.760% 12/15/14(b)(d)	320,000	318,400
			1,006,737
Resorts/Theme Parks – 1.2%
Six Flags, Inc.	9.625% 06/01/14	860,000	808,400
Universal City Florida Holding Co.	8.375% 05/01/10(b)	180,000	189,000
			997,400
Theaters – 1.7%
AMC Entertainment, Inc.	9.875% 02/01/12	525,000	573,562
LCE Acquisition Corp.	9.000% 08/01/14(b)	485,000	507,431
Marquee Holdings, Inc.	(a) 08/15/14
	(12.000% 08/15/09)(b)	455,000	315,088
			1,396,081
		Entertainment Total	3,827,268
Home Builders – 2.5%
Building-Residential/Commercial – 2.5%
D.R. Horton, Inc.	9.750% 09/15/10	955,000	1,157,937
K. Hovnanian Enterprises, Inc.
	8.875% 04/01/12	170,000	187,850

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – (continued)
Building-Residential/Commercial – (continued)
	10.500% 10/01/07	340,000	387,600
Standard-Pacific Corp.	9.250% 04/15/12	275,000	325,188
			2,058,575
		Home Builders Total	2,058,575
Home Furnishings – 1.1%
Appliances – 0.3%
ALH Finance LLC	8.500% 01/15/13(b)	230,000	235,175
			235,175
Home Furnishings – 0.8%
Norcraft Companies	9.000% 11/01/11	140,000	150,500
WII Components, Inc.	10.000% 02/15/12	500,000	506,250
			656,750
		Home Furnishings Total	891,925
Leisure Time – 1.7%
Cruise Lines – 0.2%
NCL Corp.	10.625% 07/15/14(b)	140,000	144,200
			144,200
Leisure & Recreational Products – 0.2%
K2, Inc.	7.375% 07/01/14	195,000	210,990
			210,990
Recreational Centers – 1.3%
AMF Bowling Worldwide, Inc.	10.000% 03/01/10	370,000	380,175
Equinox Holdings, Inc.	9.000% 12/15/09	405,000	430,312
Town Sports International, Inc.	(a) 02/01/14
	(11.000% 02/01/09)	435,000	249,038
			1,059,525
		Leisure Time Total	1,414,715
Lodging – 8.7%
Casino Hotels – 8.7%
Circus & Eldorado/Silver Legacy Capital Corp.	10.125% 03/01/12	355,000	386,950
Hard Rock Hotel, Inc.	8.875% 06/01/13	400,000	440,000
Hollywood Casino Shreveport	13.000% 08/01/06(i)	950,000	809,875
Inn of the Mountain Gods Resort & Casino	12.000% 11/15/10	340,000	398,650
MGM Mirage, Inc.	6.750% 09/01/12	415,000	439,900
Mohegan Tribal Gaming Authority	6.125% 02/15/13(b)	210,000	214,200
Park Place Entertainment Corp	9.375% 02/15/07	435,000	475,238

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Penn National Gaming, Inc.	6.750% 03/01/15(b)(h)	550,000	561,688
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	155,000	165,850
	8.750% 10/01/13	945,000	1,027,687
Premier Entertainment Biloxi LLC	10.750% 02/01/12	80,000	87,200
River Rock Entertainment	9.750% 11/01/11	520,000	577,200
Seneca Gaming Corp.	7.250% 05/01/12	285,000	297,825
Station Casinos, Inc.	6.875% 03/01/16	95,000	100,225
Trump Casino Holdings LLC, PIK	18.625% 09/15/10(g)(j)	376,002	388,222
Virgin River Casino Corp.
	(a) 01/15/13
	(12.750% 01/15/09(b)	240,000	151,200
	9.000% 01/15/12(b)	133,000	139,650
Wynn Las Vegas LLC	6.625% 12/01/14(b)	450,000	451,125
			7,112,685
		Lodging Total	7,112,685
Retail – 3.3%
Retail-Automobiles – 0.4%
Asbury Automotive Group, Inc.	8.000% 03/15/14	320,000	332,000
			332,000
Retail-Drug Stores – 0.7%
Jean Coutu Group, Inc., (PJC)	8.500% 08/01/14(b)	240,000	244,800
Rite Aid Corp.
	7.500% 01/15/15(b)	115,000	114,137
	9.250% 06/01/13	255,000	256,275
			615,212
Retail-Home Furnishings – 0.6%
Levitz Home Furnishings, Inc.	12.000% 11/01/11(b)	115,000	117,300

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Home Furnishings – (continued)
Tempur-Pedic, Inc.	10.250% 08/15/10	322,000	367,080
			484,380
Retail-Jewelry – 0.4%
Finlay Fine Jewelry Corp.	8.375% 06/01/12	300,000	288,000
			288,000
Retail-Major Department Stores – 0.1%
Saks, Inc.	7.000% 12/01/13	83,000	86,320
			86,320
Retail-Propane Distributors – 0.4%
Ferrellgas Partners LP	8.750% 06/15/12	295,000	317,863
			317,863
Retail-Restaurants – 0.7%
Denny’s Holdings, Inc.	10.000% 10/01/12(b)	280,000	303,100
Landry’s Restaurants, Inc.	7.500% 12/15/14(b)	295,000	295,737
			598,837
		Retail Total	2,722,612
Textiles – 0.6%
Textile-Products – 0.6%
Collins & Aikman Floor Cover	9.750% 02/15/10	265,000	286,200
INVISTA	9.250% 05/01/12(b)	210,000	235,725
			521,925
		Textiles Total	521,925
		CONSUMER CYCLICAL TOTAL	23,888,102
CONSUMER NON-CYCLICAL – 16.6%
Agriculture – 1.0%
Agricultural Operations – 0.6%
Seminis Vegetable Seeds, Inc.	10.250% 10/01/13	438,000	524,505
			524,505
Tobacco – 0.4%
North Atlantic Trading Co., Inc.	9.250% 03/01/12	365,000	291,544
			291,544
		Agriculture Total	816,049
Beverages – 0.3%
Beverages-Wine/Spirits – 0.3%
Constellation Brands, Inc.	8.125% 01/15/12	245,000	267,050
			267,050
		Beverages Total	267,050

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.	7.500% 08/15/13	340,000	370,600
			370,600
		Biotechnology Total	370,600
Commercial Services – 4.6%
Commercial Services – 0.7%
Iron Mountain, Inc.	7.750% 01/15/15	90,000	92,025
Language Line Holdings, Inc.	11.125% 06/15/12	480,000	510,000
			602,025
Commercial Services-Finance – 0.7%
Dollar Financial Group, Inc.	9.750% 11/15/11	490,000	539,000
			539,000
Funeral Services & Related Items – 0.6%
Carriage Services, Inc.	7.875% 01/15/15(b)	40,000	41,400
Service Corp. International	7.700% 04/15/09	450,000	481,500
			522,900
Printing-Commercial – 1.1%
American Color Graphics, Inc.	10.000% 06/15/10	250,000	179,375
Sheridan Group	10.250% 08/15/11	250,000	270,000
Vertis, Inc.	13.500% 12/07/09(b)	425,000	429,250
			878,625
Private Corrections – 0.5%
GEO Group, Inc.	8.250% 07/15/13	405,000	427,275
			427,275
Rental Auto/Equipment – 1.0%
NationsRent, Inc.	9.500% 10/15/10	525,000	584,062
Williams Scotsman, Inc.	9.875% 06/01/07	230,000	230,575
			814,637
		Commercial Services Total	3,784,462
Cosmetics/Personal Care – 0.6%
Cosmetics & Toiletries – 0.6%
DEL Laboratories, Inc.	8.000% 02/01/12(b)	210,000	208,425
Elizabeth Arden, Inc.	7.750% 01/15/14	245,000	260,313
			468,738
		Cosmetics/Personal Care Total	468,738
Food – 2.7%
Food-Confectionery – 0.6%
Merisant Co.	10.250% 07/15/13(b)	245,000	218,050

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Confectionery – (continued)
Tabletop Holdings, Inc.	(a) 05/15/14
	(12.250% 11/15/08)(b)	755,000	303,888
			521,938
Food-Miscellaneous/Diversified – 1.4%
Dole Food Co., Inc.	8.625% 05/01/09	415,000	447,681
Pinnacle Foods Holding Corp.	8.250% 12/01/13	545,000	498,675
Reddy Ice Holdings, Inc.	(a) 11/01/12
	(10.500% 11/01/08)(b)	230,000	173,650
			1,120,006
Food-Retail – 0.7%
Stater Brothers Holdings	8.125% 06/15/12	555,000	579,281
			579,281
		Food Total	2,221,225
Healthcare Services – 4.8%
Medical-HMO – 0.4%
Coventry Health Care, Inc.	8.125% 02/15/12	340,000	372,300
			372,300
Medical-Hospitals – 1.6%
Tenet Healthcare Corp.	9.875% 07/01/14(b)	790,000	843,325
United Surgical Partners International, Inc.	10.000% 12/15/11	400,000	449,000
			1,292,325
Medical-Outpatient/Home Medical – 0.3%
Select Medical Corp.	7.625% 02/01/15(b)	210,000	216,300
			216,300
MRI/Medical Diagnostic Imaging – 2.0%
InSight Health Services Corp.	9.875% 11/01/11	520,000	531,700
MedQuest, Inc.	11.875% 08/15/12	450,000	510,750
MQ Associates, Inc.	(a) 08/15/12
	(12.250% 08/15/08)	805,000	583,625
			1,626,075
Physical Practice Management – 0.5%
US Oncology, Inc.	9.000% 08/15/12(b)	390,000	425,100
			425,100
		Healthcare Services Total	3,932,100
Household Products/Wares – 1.9%
Consumer Products-Miscellaneous – 1.9%
AAC Group Holdings Corp.	(a) 10/01/12
	(10.250% 10/01/08)(b)	95,000	67,213

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Household Products/Wares – (continued)
Consumer Products-Miscellaneous – (continued)
Amscan Holdings, Inc.	8.750% 05/01/14	435,000	432,825
Jostens IH Corp.	7.625% 10/01/12(b)	280,000	289,800
Playtex Products, Inc.	9.375% 06/01/11	680,000	734,400
			1,524,238
		Household Products/Wares Total	1,524,238
Pharmaceuticals – 0.3%
Medical-Drugs – 0.3%
Warner Chilcott Corp.	8.750% 02/01/15(b)	215,000	223,331
			223,331
		Pharmaceuticals Total	223,331
		CONSUMER NON-CYCLICAL TOTAL	13,607,793
ENERGY – 7.9%
Oil & Gas – 3.6%
Oil & Gas Drilling – 0.7%
Ocean Rig Norway AS	10.250% 06/01/08	325,000	333,938
Pride International, Inc.	7.375% 07/15/14	220,000	243,100
			577,038
Oil Companies-Exploration & Production – 2.6%
Chesapeake Energy Corp.
	6.375% 06/15/15(b)	90,000	94,950
	7.500% 06/15/14	180,000	199,800
Compton Petroleum Corp.	9.900% 05/15/09	475,000	522,500
Encore Acquisition Co.	8.375% 06/15/12	325,000	359,937
Energy Partners Ltd.	8.750% 08/01/10	205,000	222,425
Magnum Hunter Resources, Inc.	9.600% 03/15/12	283,000	322,974
Whiting Petroleum Corp.	7.250% 05/01/12	425,000	439,875
			2,162,461
Oil Refining & Marketing – 0.3%
Premcor Refining Group, Inc.	7.500% 06/15/15	235,000	256,150
			256,150
		Oil & Gas Total	2,995,649
Oil & Gas Services – 0.3%
Oil-Field Services – 0.3%
Newpark Resources, Inc.	8.625% 12/15/07	270,000	274,050
			274,050
		Oil & Gas Services Total	274,050
Pipelines – 4.0%
Pipelines – 4.0%
Coastal Corp.	7.750% 06/15/10	695,000	730,619

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
Energy – (continued)
Pipelines – (continued)
Pipelines – (continued)
Dynegy Holdings, Inc.
	6.875% 04/01/11	300,000	280,500
	9.875% 07/15/10(b)	360,000	401,400
Northwest Pipeline Corp.	8.125% 03/01/10	130,000	144,137
Sonat, Inc.
	6.875% 06/01/05	215,000	217,150
	7.625% 07/15/11	795,000	830,775
Southern Natural Gas Co.	8.875% 03/15/10	250,000	276,250
Williams Companies, Inc.	8.125% 03/15/12	310,000	361,150
			3,241,981
		Pipelines Total	3,241,981
		ENERGY TOTAL	6,511,680
FINANCIALS – 2.2%
Diversified Financial Services – 1.6%
Finance-Commercial – 0.2%
FINOVA Group, Inc.	7.500% 11/15/09(k)	380,256	169,214
			169,214
Finance-Investment Banker/Broker – 1.4%
E*Trade Financial Corp.	8.000% 06/15/11(b)	275,000	297,000
LaBranche & Co., Inc.	11.000% 05/15/12	775,000	835,062
			1,132,062
		Diversified Financial Services Total	1,301,276
Real Estate Investment Trusts – 0.4%
REITs-Hotels – 0.1%
La Quinta Properties, Inc.	7.000% 08/15/12	100,000	106,000
			106,000
REITs-Mortgage – 0.3%
Thornburg Mortgage, Inc.	8.000% 05/15/13	250,000	264,375
			264,375
		Real Estate Investment Trusts Total	370,375

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Savings & Loans – 0.2%
Savings & Loans/ Thrifts-Western US – 0.2%
Western Financial Bank	9.625% 05/15/12	135,000	151,200
			151,200
		Savings & Loans Total	151,200
		FINANCIALS TOTAL	1,822,851
INDUSTRIALS – 21.6%
Aerospace & Defense – 1.8%
Aerospace/Defense-Equipment – 1.8%
Argo-Tech Corp.	9.250% 06/01/11	240,000	264,600
BE Aerospace, Inc.	8.875% 05/01/11	375,000	397,500
Sequa Corp.
	8.875% 04/01/08	185,000	201,650
	9.000% 08/01/09	70,000	77,700
Standard Aero Holdings, Inc.	8.250% 09/01/14(b)	265,000	284,875
TransDigm, Inc.	8.375% 07/15/11	250,000	266,875
			1,493,200
		Aerospace & Defense Total	1,493,200
Building Materials – 2.0%
Building & Construction Products-Miscellaneous – 0.8%
Associated Materials, Inc.	(a) 03/01/14
	(11.250% 03/01/09)	290,000	210,250
Congoleum Corp.	8.625% 08/01/08(l)	225,000	228,937
Norteck, Inc.	8.500% 09/01/14	200,000	204,500
			643,687
Building Products-Cement/Aggregation – 0.8%
RMCC Acquisition Co.	9.500% 11/01/12(b)	370,000	369,075
U.S. Concrete, Inc.	8.375% 04/01/14	310,000	323,950
			693,025
Building Products-Doors & Windows – 0.4%
ACIH, Inc.	(a) 12/15/12
	(11.500% 12/15/07)(b)	425,000	317,688
			317,688
		Building Materials Total	1,654,400
Electrical Components & Equipment – 0.6%
Wire & Cable Products – 0.6%
Coleman Cable, Inc.	9.875% 10/01/12(b)	430,000	450,963
			450,963
		Electrical Components & Equipment Total	450,963

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electronics – 0.4%
Electronic Components-Miscellaneous – 0.4%
Flextronics International Ltd.	6.250% 11/15/14	135,000	135,675
Sanmina-SCI Corp.	6.750% 03/01/13(b)	195,000	196,463
			332,138
		Electronics Total	332,138
Engineering & Construction – 0.6%
Building & Construction-Miscellaneous – 0.6%
J. Ray McDermott SA	11.000% 12/15/13(b)	445,000	507,300
			507,300
		Engineering & Construction Total	507,300
Environmental Control – 1.8%
Non-Hazardous Waste Disposal – 1.7%
Allied Waste North America, Inc.
	7.875% 04/15/13	495,000	517,894
	8.500% 12/01/08	255,000	274,125
Waste Services, Inc.	9.500% 04/15/14(b)	560,000	574,000
			1,366,019
Recycling – 0.1%
IMCO Recycling Escrow	9.000% 11/15/14(b)	120,000	126,000
			126,000
		Environmental Control Total	1,492,019
Hand/Machine Tools – 0.2%
Machine Tools & Related Products – 0.2%
Newcor, Inc.	6.000% 01/31/13(m)	215,562	150,893
			150,893
		Hand/Machine Tools Total	150,893
Machinery Diversified – 0.5%
Machinery-General Industry – 0.5%
Douglas Dynamics LLC	7.750% 01/15/12(b)	370,000	375,550
			375,550
		Machinery Diversified Total	375,550
Metal Fabricate/Hardware – 2.3%
Metal Processors & Fabrication – 1.6%
Altra Industrial Motion, Inc.	9.000% 12/01/11(b)	250,000	250,625
Mueller Group, Inc.	10.000% 05/01/12	225,000	244,125
Mueller Holdings, Inc.	(a) 04/15/14
	(14.750% 04/15/09)	375,000	270,000

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Metal Fabricate/Hardware – (continued)
Metal Processors & Fabrication – (continued)
TriMas Corp.	9.875% 06/15/12	505,000	527,725
			1,292,475
Metal Products-Fasteners – 0.7%
FastenTech, Inc.	12.500% 05/01/11(b)	540,000	611,550
			611,550
		Metal Fabricate/Hardware Total	1,904,025
Miscellaneous Manufacturing – 2.2%
Diversified Manufacturing Operators – 1.4%
Bombardier, Inc.	6.300% 05/01/14(b)	335,000	296,475
J.B. Poindexter & Co.	8.750% 03/15/14(b)	350,000	366,625
Koppers Industries, Inc.	9.875% 10/15/13	310,000	351,850
Trinity Industries, Inc.	6.500% 03/15/14	165,000	165,825
			1,180,775
Filtration/Separation Products – 0.4%
Polypore International, Inc.	(a) 10/01/12
	(10.500% 10/01/08)(b)	485,000	309,794
			309,794
Miscellaneous Manufacturing – 0.4%
Samsonite Corp.	8.875% 06/01/11	295,000	319,337
			319,337
		Miscellaneous Manufacturing Total	1,809,906
Packaging & Containers – 4.6%
Containers-Metal/Glass – 1.8%
Crown European Holdings SA	10.875% 03/01/13	480,000	568,800
Owens-Brockway Glass Container
	6.750% 12/01/14(b)	200,000	205,000
	8.250% 05/15/13	600,000	658,500
Owens-Illinois, Inc.	7.500% 05/15/10	75,000	79,312
			1,511,612
Containers-Paper/Plastic – 2.8%
Consolidated Container Co. LLC	(a) 06/15/09
	(10.750% 06/15/07)	280,000	245,000
Jefferson Smurfit Corp.
	8.250% 10/01/12	450,000	487,125
	11.500% 10/01/15(b)	440,000	580,150
MDP Acquisitions PLC	9.625% 10/01/12	365,000	405,150
Portola Packaging, Inc.	8.250% 02/01/12	295,000	241,163

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Paper/Plastic – (continued)
Tekni-Plex, Inc.	12.750% 06/15/10	365,000	324,850
			2,283,438
		Packaging & Containers Total	3,795,050
Transportation – 4.6%
Transportation-Marine – 2.1%
Ship Finance International Ltd.	8.500% 12/15/13	695,000	701,081
Stena AB
	7.500% 11/01/13	455,000	464,100
	9.625% 12/01/12	355,000	399,375
Teekay Shipping Corp.
	8.875% 07/15/11	105,000	121,538
			1,686,094
Transportation-Railroad – 0.5%
TFM SA de CV	12.500% 06/15/12	380,000	442,700
			442,700
Transportation-Services – 1.1%
CHC Helicopter Corp.	7.375% 05/01/14	275,000	286,000
Petroleum Helicopters, Inc.	9.375% 05/01/09	530,000	575,050
			861,050
Transportation-Trucks – 0.9%
Allied Holdings, Inc.	8.625% 10/01/07	365,000	308,425
QDI Capital Corp.	9.000% 11/15/10(b)	475,000	463,125
			771,550
		Transportation Total	3,761,394
		INDUSTRIALS TOTAL	17,726,838
TECHNOLOGY – 0.6%
Semiconductors – 0.6%
Electronic Components-Semiconductors – 0.6%
Amkor Technology, Inc.	9.250% 02/15/08	460,000	450,800
			450,800
		Semiconductors Total	450,800
		TECHNOLOGY TOTAL	450,800
UTILITIES – 7.1%
Electric – 7.1%
Electric-Generation – 1.8%
AES Corp.
	9.000% 05/15/15(b)	110,000	125,950
	9.500% 06/01/09	455,000	521,544

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Generation – (continued)
Edison Mission Energy	9.875% 04/15/11	480,000	577,200
Texas Genco LLC	6.875% 12/15/14(b)	245,000	260,312
			1,485,006
Electric-Integrated – 1.8%
CMS Energy Corp.	8.900% 07/15/08	420,000	467,775
Nevada Power Co.
	9.000% 08/15/13	185,000	213,212
	10.875% 10/15/09	340,000	388,450
PSE&G Energy Holdings LLC	8.625% 02/15/08	395,000	430,550
			1,499,987
Independent Power Producer – 3.5%
Caithness Coso Funding Corp.	9.050% 12/15/09	440,156	484,172
Calpine Corp.	8.500% 07/15/10(b)	465,000	383,625
Calpine Generating Co. LLC
	11.169% 04/01/11(d)	610,000	591,700
	11.500% 04/01/11	255,000	239,063
MSW Energy Holdings LLC
	7.375% 09/01/10	170,000	177,650
	8.500% 09/01/10	375,000	406,875
Orion Power Holdings, Inc.	12.000% 05/01/10	425,000	531,250
			2,814,335
		Electric Total	5,799,328
		UTILITIES TOTAL	5,799,328
	Total Corporate Fixed-Income Bonds & Notes (cost of $97,065,434)		100,346,989

See Accompanying Notes to Financial Statements.

		Shares	Value ($)*
Preferred Stocks – 3.6%
BASIC MATERIALS – 0.0%
Chemicals – 0.0%
Chemicals-Diversified – 0.0%
Huntsman Corp.	5.000% 02/16/08	150	8,816
			8,816
		Chemicals Total	8,816
		BASIC MATERIALS TOTAL	8,816
COMMUNICATIONS – 2.9%
Media – 2.9%
Multimedia – 0.2%
Haights Cross Communications, Inc.		2,734	153,104
			153,104
Publishing-Periodicals – 0.7%
Primedia Inc.
	8.625% 04/01/10	30	2,955
	9.200% 11/01/09	3,415	340,646
	10.000% 02/01/08	2,300	233,450
			577,051
Radio – 1.5%
Spanish Broadcasting System, PIK	10.750%	1,119	1,220,026
			1,220,026
Television – 0.5%
Paxson Communications Corp., PIK	10.750% 11/15/06	48	388,800
			388,800
		Media Total	2,338,981
		COMMUNICATIONS TOTAL	2,338,981
FINANCIALS – 0.7%
Real Estate Investment Trusts – 0.7%
REITs-Diversified – 0.7%
iStar Financial, Inc.
	7.800%	11,007	284,118
	7.875%	13,000	334,750
			618,868
		Real Estate Investment Trusts Total	618,868
		FINANCIALS TOTAL	618,868
	Total Preferred Stocks (cost of $2,776,306)		2,966,665

See Accompanying Notes to Financial Statements.

		Shares	Value ($)*
Common Stocks – 2.1%
CONSUMER DISCRETIONARY – 0.1%
Hotels, Restaurants & Leisure – 0.1%
	Alliance Gaming Corp. (n)	5,500	61,050
		Hotels, Restaurants & Leisure Total	61,050
		CONSUMER DISCRETIONARY TOTAL	61,050
ENERGY – 0.1%
Energy Equipment & Services – 0.1%
	Hornbeck Offshore Services, Inc. (n)	2,800	64,876
		Energy Equipment & Services Total	64,876
		ENERGY TOTAL	64,876
INDUSTRIALS – 0.2%
Commercial Services & Supplies – 0.2%
	Allied Waste Industries, Inc. (n)	7,250	59,595
	Fairlane Management Corp. (m)(n)(o)	8,000	—
	Waste Service, Inc. (n)	33,000	116,490
		Total Commercial Services & Supplies	176,085
		INDUSTRIALS TOTAL	176,085
MATERIALS – 0.2%
Metals & Mining – 0.2%
	Bayou Steel Corp. (n)	5,743	201,005
		Metals & Mining Total	201,005
		MATERIALS TOTAL	201,005
TELECOMMUNICATION SERVICES – 1.4%
Diversified Telecommunication Services – 0.5%
	NTL, Inc. (n)	5,942	385,576
	Ono Finance PLC (m)(n)(o)	750	—
		Diversified Telecommunication Services Total	385,576

See Accompanying Notes to Financial Statements.

		Shares	Value ($)*
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.9%
	Alamosa Holdings, Inc. (n)	8,154	103,877
	Horizon PCS, Inc., Class A (n)	9,257	226,797
	Nextel Communications, Inc., Class A (n)	6,196	182,348
	SBA Communications Corp., Class A (n)	23,590	205,233
		Wireless Telecommunication Services Total	718,255
		TELECOMMUNICATION SERVICES TOTAL	1,103,831
UTILITIES – 0.1%
Multi-Utilities & Unregulated Power – 0.1%
	Dynegy Holdings, Inc., Class A (n)	23,000	95,680
		Multi-Utilities & Unregulated Power Total	95,680
		UTILITIES TOTAL	95,680
	Total Common Stocks (cost of $2,062,827)		1,702,527

		Par ($)
Convertible Bonds – 1.0%
COMMUNICATIONS – 0.7%
Telecommunication Services – 0.7%
Telecommunication Equipment – 0.7%
Nortel Networks Corp.	4.250% 09/01/08	645,000	614,537
			614,537
		Telecommunication Services Total	614,537
		COMMUNICATIONS TOTAL	614,537
UTILITIES – 0.3%
Electric – 0.3%
Independent Power Producer – 0.3%
Mirant Corp.	2.500% 06/15/21	280,000	211,380
			211,380
		Electric Total	211,380
		UTILITES TOTAL	211,380
	Total Convertible Bonds (cost of $775,437)		825,917
Municipal Bond (Taxable)– 0.7%
CALIFORNIA – 0.7%
CA Cabazon Band Mission Indians	13.000% 10/01/11(f)	575,000	590,582
		CALIFORNIA TOTAL	590,582
	Total Municipal Bond (Taxable) (cost of $575,000)		590,582

See Accompanying Notes to Financial Statements.

		Units	Value ($)*
Warrants – 0.1%
COMMUNICATIONS – 0.1%
Media – 0.1%
Broadcast Services/Programs – 0.1%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10(b)(n)	600	48,000
			48,000
Cable TV – 0.0%
Cable Satisfaction International, Inc.	Expires 03/01/05(m)(n)(o)	970	—
Ono Finance PLC	Expires 03/16/11(m)(n)(o)	175	—
			—
Multimedia – 0.0%
Haights Cross Communications	Expires 12/10/11(n)(p)	2	—
	Expires 12/10/12(n)	2,707	54
			54
		Media Total	48,054
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
Horizon PCS, Inc.	Expires 10/01/10(m)(n)(o)	665	—
UbiquiTel, Inc.	Expires 04/15/10(m)(n)(o)	525	—
			—
Telecommunication Services – 0.0%
AT&T Canada, Inc.	Expires 08/15/07(m)(n)(o)	250	—
Carrier1 International SA	Expires 02/19/09(m)(n)(o)	347	—
Jazztel PLC	Expires 07/15/10(m)(n)(o)	350	—
			—
		Telecommunication Services Total	—
		COMMUNICATIONS TOTAL	48,054
INDUSTRIALS – 0.0%
Metal Fabricate/Hardware – 0.0%
Metal Processors & Fabrication – 0.0%
Mueller Group, Inc.	Expires 04/15/14(b)(n)	375	35,625
			35,625
		Metal Fabricate/Hardware Total	35,625
Transportation – 0.0%
Transportation-Truck – 0.0%
QDI LLC	Expires 01/15/07(m)(n)	2,041	11,022
			11,022
	Transportation Total		11,022
	INDUSTRIALS TOTAL		46,647
	Total Warrants (cost of $105,737)		94,701

See Accompanying Notes to Financial Statements.

		Par ($)	Value ($)*
Short-Term Obligation – 4.2%
U.S. GOVERNMENT AGENCY – 4.2%
Federal Home Loan Bank	2.500% 03/01/05(q)	3,460,000	3,460,000
	Total Short-Term Obligation (cost of $3,460,000)		3,460,000
	Total Investments – 134.0% (cost of $106,820,741)(r)(s)		109,987,381
	Other Assets & Liabilities, Net – (34.0)%		(27,950,868)
	Net Assets – 100.0%		82,036,513

See Accompanying Notes to Financial Statements.

Notes to Investment Portfolio:

*	Security Valuation

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

(a)	Step bond. This security is currently not paying coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, these securities amounted to $25,379,140, which represents 30.9% of net assets.

(c)	Zero coupon bond.
(d)	Floating rate note. The interest rate shown reflects the rate as of February 28, 2005.

See Accompanying Notes to Financial Statements.

(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $702,175, which represents 0.9% of net assets.

(f)	Illiquid security.
(g)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. As of February 28, 2005, the value of these securities amounted to $662,925, which represents 0.8% of net assets.

(h)	Security purchased on a delayed delivery basis.
(i)	The issuer is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of this security represents 1.0% of net assets.
(j)	Variable rate security. The interest rate shown reflects the rate as of February 28, 2005.
(k)	Issued as part of a bankruptcy reorganization.
(l)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants, however under the issuer’s plan of reorganization, the issuer has guaranteed all interest due and therefore income is still being accrued. As of February 28, 2005, the value of this security represents 0.3% of net assets.

(m)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(n)	Non-income producing security.
(o)	Security has no value.
(p)	Rounds to less than $1.
(q)	The rate shown represents the annualized yield at the date of purchase.
(r)	Cost for federal income tax purposes is $106,781,363.
(s)	Unrealized appreciation and depreciation at February 28, 2005, based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$6,591,943	$(3,385,925)	$3,206,018

Acronym	Name
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Intermediate High Income Fund

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 27, 2005